                                  VINTAGELIFE
      MODIFIED SINGLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES

                       MAY 1, 2006 PROSPECTUS SUPPLEMENT
                           ISSUED TO INDIVIDUALS BY:

METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT THREE
                                      OR
   METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE
                                  ACCOUNT ONE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for VintageLife, a modified single premium individual life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers, but continues to accept addition premium payments. Although the Policy can operate as a single premium policy, additional premium payments may be made under certain circumstances provided there are no outstanding policy loans.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

LEGG MASON PARTNERS LIFESTYLE SERIES, INC./+/                 METROPOLITAN SERIES FUND, INC.
 Legg Mason Partners Variable Lifestyle Balanced Portfolio/+/  BlackRock Aggressive Growth Portfolio -- Class D/+/
 Legg Mason Partners Variable Lifestyle Growth Portfolio/+/    BlackRock Bond Income Portfolio -- Class E/+/
 Legg Mason Partners Variable Lifestyle High Growth            Capital Guardian U.S. Equity Portfolio -- Class A/+/
 Portfolio/+/                                                  FI Large Cap Portfolio -- Class A/+/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II/+/                  MetLife Aggressive Allocation Portfolio -- Class B/+/
 Legg Mason Partners Variable Fundamental Value Portfolio/+/   MetLife Conservative Allocation Portfolio -- Class B/+/
                                                               MetLife Conservative to Moderate Allocation Portfolio -- Class
                                                                 B/+/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. /+/
 Legg Mason Partners Variable High Income Portfolio/+/         MetLife Moderate Allocation Portfolio -- Class B
 Legg Mason Partners Variable International All Cap Growth     MetLife Moderate to Aggressive Allocation Portfolio -- Class
   Portfolio/+/                                                  B/+/
 Legg Mason Partners Variable Money Market Portfolio/+/        MFS Total Return Portfolio -- Class F/+/
MET INVESTORS SERIES TRUST                                    PIMCO VARIABLE INSURANCE TRUST
 Met/AIM Capital Appreciation Portfolio -- Class A/+/          Real Return Portfolio -- Administrative Class
 Met/AIM Small Cap Growth Portfolio -- Class A/+/             VANGUARD VARIABLE INSURANCE FUND
 MFS(R) Value Portfolio -- Class A/+/                          Mid-Cap Index Portfolio
 Pioneer Strategic Income Portfolio -- Class A/+/              Total Stock Market Index Portfolio

--------
/+/ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "Additional Information Regarding the Funds" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A POLICY ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

                                   THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

                 FUNDING                                  INVESTMENT                                INVESTMENT
                 OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------- ------------------------------------------- --------------------------------------
LEGG MASON PARTNERS LIFESTYLE SERIES,
  INC.
 Legg Mason Partners Variable Lifestyle   Seeks long-term growth of capital.          Smith Barney Fund Management LLC
   Balanced Portfolio
 Legg Mason Partners Variable Lifestyle   Seeks long-term growth of capital.          Smith Barney Fund Management LLC
   Growth Portfolio
 Legg Mason Partners Variable Lifestyle   Seeks capital appreciation.                 Smith Barney Fund Management LLC
   High Growth Portfolio

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
 Legg Mason Partners Variable             Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
   Fundamental Value Portfolio            income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.
 Legg Mason Partners Variable High        Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
   Income Portfolio                       seeks capital appreciation.
 Legg Mason Partners Variable             Seeks total return on assets from growth of Smith Barney Fund Management LLC
   International All Cap Growth Portfolio capital and income.
 Legg Mason Partners Variable Large Cap   Seeks long-term growth of capital with      Smith Barney Fund Management LLC
   Value Portfolio/+/*                    current income as a secondary objective.
 Legg Mason Partners Variable Money       Seeks to maximize current income            Smith Barney Fund Management LLC
   Market Portfolio                       consistent with preservation of capital.

MET INVESTORS SERIES TRUST
 Met/AIM Capital Appreciation Portfolio   Seeks capital appreciation.                 Met Investors Advisory LLC Subadviser:
   -- Class A                                                                         AIM Capital Management, Inc.
 Met/AIM Small Cap Growth Portfolio --    Seeks long-term growth of capital.          Met Investors Advisory LLC Subadviser:
   Class A                                                                            AIM Capital Management, Inc.
 MFS(R) Value Portfolio -- Class A        Seeks capital appreciation and reasonable   Met Investors Advisory LLC Subadviser:
                                          income.                                     MFS
 Pioneer Strategic Income Portfolio --    Seeks a high level of current income.       Met Investors Advisory LLC Subadviser:
   Class A                                                                            Pioneer Investment Management, Inc.

METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio    Seeks maximum capital appreciation.         MetLife Advisers, LLC Subadviser:
   -- Class D                                                                         BlackRock Advisors, Inc.
 BlackRock Bond Income Portfolio --       Seeks competitive total return primarily    MetLife Advisers, LLC Subadviser:
 Class E                                  from investing in fixed-income securities.  BlackRock Advisors, Inc.

                FUNDING                                 INVESTMENT                            INVESTMENT
                OPTION                                  OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------------- ------------------------------------------ ---------------------------------
 Capital Guardian U.S. Equity Portfolio Seeks long-term growth of capital.         MetLife Advisers, LLC Subadviser:
   -- Class A                                                                      Capital Guardian Trust Company
 FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.         MetLife Advisers, LLC Subadviser:
                                                                                   Fidelity Management & Research
                                                                                   Company
 MetLife Aggressive Allocation          Seeks growth of capital.                   MetLife Advisers, LLC
   Portfolio -- Class B
 MetLife Conservative Allocation        Seeks a high level of current income, with MetLife Advisers, LLC
   Portfolio -- Class B                 growth of capital as a secondary
                                        objective.
 MetLife Conservative to Moderate       Seeks high total return in the form of     MetLife Advisers, LLC
   Allocation Portfolio -- Class B      income and growth of capital, with a
                                        greater emphasis on income.
 MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of    MetLife Advisers, LLC
   -- Class B                           current income and growth of capital,
                                        with a greater emphasis on growth of
                                        capital.
 MetLife Moderate to Aggressive         Seeks growth of capital.                   MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MFS Total Return Portfolio -- Class F  Seeks a favorable total return through     MetLife Advisers, LLC Subadviser:
                                        investment in a diversified portfolio.     Massachusetts Financial Services
                                                                                   Company

PIMCO VARIABLE INSURANCE TRUST
 Real Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
   Administrative Class                 with preservation of capital and prudent   Company LLC
                                        investment management.

VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio                Seeks to track the performance of a        The Vanguard Group, Inc.
                                        benchmark that measures the investment
                                        return of mid-cap stocks.
 Total Stock Market Index Portfolio     Seeks to track the performance of a        The Vanguard Group, Inc.
                                        benchmark index that measures the
                                        investment return of the overall stock
                                        market.

--------
/+/ Closed to new investors.
* This closed variable funding option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING THE FUNDS

FUND NAME CHANGES

                    FORMER NAME                                                NEW NAME
---------------------------------------------------- -------------------------------------------------------------
GREENWICH STREET SERIES FUND                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 Fundamental Value Portfolio                          Legg Mason Partners Variable Fundamental Value Portfolio

SMITH BARNEY ALLOCATION SERIES INC.                  LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
 Select Balanced Portfolio                            Legg Mason Partners Variable Lifestyle Balanced Portfolio
 Select Growth Portfolio                              Legg Mason Partners Variable Lifestyle Growth Portfolio
 Select High Growth Portfolio                         Legg Mason Partners Variable Lifestyle High Growth Portfolio

TRAVELERS SERIES FUND, INC.                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Smith Barney High Income Portfolio                   Legg Mason Partners Variable High Income Portfolio
 Smith Barney International All Cap Growth Portfolio  Legg Mason Partners Variable International All Cap Growth
                                                        Portfolio
 Smith Barney Money Market Portfolio                  Legg Mason Partners Variable Money Market Portfolio
 Smith Barney Large Cap Value                         Legg Mason Partners Variable Large Cap Value Portfolio

FUND MERGERS/REORGANIZATIONS
THE FOLLOWING FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

                        FORMER FUND                                                NEW FUND
----------------------------------------------------------- ------------------------------------------------------
THE TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 AIM Capital Appreciation Portfolio                          MET/AIM Capital Appreciation Portfolio
 MFS Value Portfolio                                         MFS(R) Value Portfolio
 Pioneer Strategic Income Portfolio                          Pioneer Strategic Income Portfolio
 Style Focus Series: Small Cap Growth Portfolio              Met/AIM Small Cap Growth Portfolio

THE TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
 Large Cap Portfolio                                         FI Large Cap Portfolio
 Managed Allocation Series: Aggressive Portfolio             MetLife Aggressive Allocation Portfolio
 Managed Allocation Series: Conservative Portfolio           MetLife Conservative Allocation Portfolio
 Managed Allocation Series: Moderate Portfolio               MetLife Moderate Allocation Portfolio
 Managed Allocation Series: Moderate-Aggressive Portfolio    MetLife Moderate to Aggressive Allocation Portfolio
 Managed Allocation Series: Moderate-Conservative Portfolio  MetLife Conservative to Moderate Allocation Portfolio
 MFS Mid Cap Growth Portfolio                                BlackRock Aggressive Growth Portfolio
 MFS Total Return Portfolio                                  MFS Total Return Portfolio
 Strategic Equity Portfolio                                  FI Large Cap Portfolio
 Travelers Managed Income Portfolio                          BlackRock Bond Income Portfolio
 Van Kampen Enterprise Portfolio                             Capital Guardian U.S. Equity Portfolio

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                       MINIMUM MAXIMUM
                                                       ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)  0.16%   2.01%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                                  NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                  OPERATING
                                                                                                                   EXPENSES
                                                   DISTRIBUTION                                                   INCLUDING
                                                      AND/OR               TOTAL   CONTRACTUAL FEE NET TOTAL         NET
                                                     SERVICE              ANNUAL       WAIVER        ANNUAL      EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER   OPERATING AND/OR EXPENSE  OPERATING      UNDERLYING
UNDERLYING FUND:                           FEE         FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----------------                        ---------- ------------ -------- --------- --------------- ----------    ------------
LEGG MASON PARTNERS LIFESTYLE SERIES,
  INC.
 Legg Mason Partners Variable Lifestyle
   Balanced Portfolio..................    0.35%        --        0.70%    1.05%         --           1.05%/(1)/
 Legg Mason Partners Variable Lifestyle
   Growth Portfolio....................    0.35%        --        0.75%    1.10%         --           1.10%/(1)/
 Legg Mason Partners Variable Lifestyle
   High Growth Portfolio...............    0.35%        --        0.81%    1.16%         --           1.16%/(1)/

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
  II
 Legg Mason Partners Variable
   Fundamental Value Portfolio.........    0.75%        --        0.03%    0.78%         --           0.78%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
  III, INC.
 Legg Mason Partners Variable High
   Income Portfolio/++/................    0.60%        --        0.06%    0.66%         --           0.66%
 Legg Mason Partners Variable
   International All Cap Growth
   Portfolio/++/.......................    0.85%        --        0.15%    1.00%         --           1.00%/(2)/
 Legg Mason Partners Variable Large Cap
   Value Portfolio/+//++/..............    0.60%        --        0.05%    0.65%         --           0.65%
 Legg Mason Partners Variable Money
   Market Portfolio/++/................    0.45%        --        0.02%    0.47%         --           0.47%/(2)/

MET INVESTORS SERIES TRUST
 Met/AIM Capital Appreciation Portfolio
   -- Class A..........................    0.76%        --        0.05%    0.81%         --           0.81%/(3)/
 Met/AIM Small Cap Growth Portfolio --
   Class A.............................    0.90%        --        0.10%    1.00%         --           1.00%
 MFS(R) Value Portfolio -- Class A.....    0.73%        --        0.24%    0.97%         --           0.97%/(3)/
 Pioneer Strategic Income Portfolio --
   Class A.............................    0.73%        --        0.09%    0.82%         --           0.82%/(3)/

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                               OPERATING
                                                                                                                EXPENSES
                                                DISTRIBUTION                                                   INCLUDING
                                                   AND/OR               TOTAL   CONTRACTUAL FEE NET TOTAL         NET
                                                  SERVICE              ANNUAL       WAIVER        ANNUAL      EXPENSES OF
                                     MANAGEMENT   (12B-1)     OTHER   OPERATING AND/OR EXPENSE  OPERATING      UNDERLYING
UNDERLYING FUND:                        FEE         FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----------------                     ---------- ------------ -------- --------- --------------- ----------    ------------
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth
   Portfolio -- Class D*............    0.73%       0.10%      0.06%    0.89%          --          0.89%
 BlackRock Bond Income Portfolio
   --...............................
 Class E*...........................    0.40%       0.15%      0.07%    0.62%          --          0.62%/(4)/
 Capital Guardian U.S. Equity
   Portfolio -- Class A.............    0.67%         --       0.06%    0.73%          --          0.73%
 FI Large Cap Portfolio --
   Class A..........................    0.80%         --       0.06%    0.86%          --          0.86%/(5)/
 MetLife Aggressive Allocation
   Portfolio -- Class B*............    0.10%       0.25%        --     2.01%        1.66%         0.35%          1.07%/(6)(7)/
 MetLife Conservative Allocation
   Portfolio -- Class B*............    0.10%       0.25%        --     1.30%        0.95%         0.35%          0.98%/(6)(7)/
 MetLife Conservative to Moderate
   Allocation Portfolio -- Class
   B*...............................    0.10%       0.25%        --     0.66%        0.31%         0.35%          1.00%/(6)(7)/
 MetLife Moderate Allocation
   Portfolio -- Class B*............    0.10%       0.25%        --     0.54%        0.19%         0.35%          1.04%/(6)(7)/
 MetLife Moderate to Aggressive
   Allocation Portfolio -- Class
   B*...............................    0.10%       0.25%        --     0.59%        0.24%         0.35%          1.06%/(6)(7)/
 MFS Total Return Portfolio -- Class
   F*...............................    0.57%       0.20%      0.16%    0.93%          --          0.93%/(8)/

PIMCO VARIABLE INSURANCE TRUST
 Real Return Portfolio --
   Administrative Class.............    0.25%         --       0.41%    0.66%          --          0.66%/(9)/

VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio............    0.19%         --       0.05%    0.24%          --          0.24%
 Total Stock Market Index
   Portfolio........................    0.13%         --       0.03%    0.16%          --          0.16%

--------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
/+/ Closed to new investors.
/++/Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) Each Portfolio of the Legg Mason Partners Lifestyle Allocation Series, Inc. (a "fund of funds") invests in the shares of other mutual funds
    ("underlying funds") and will bear it pro rata portion of the operating expenses of the underlying funds in which each portfolio invests. The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/05 (the fiscal year end of the Portfolios).
(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on November 1, 2005.
(3) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.
(5) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(6) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(7) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
(8) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(9) Ratio of expenses to average net assets excluding interest expense is 0.65%.

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

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MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, and Pioneer Strategic Income Portfolio--the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

  . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

  . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

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The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

                                      10